DUE FROM OR TO RELATED PARTY	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DUE FROM OR TO RELATED PARTY [Abstract]
DUE FROM OR TO RELATED PARTY

NOTE 8. - DUE FROM OR TO RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by certain shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during the nine months ended September 30, 2012 and the year ended December 31, 2011 consisted mainly of repayments and advances. The net amount due from AC amounted to $23,969 as of September 30, 2012 ($15,491 as of December 31, 2011). No interest has been accrued or paid on the amount due from or to AC and there are no repayment terms.

As of September 30, 2012, the Company has a liability to certain officers in the amount of $50,206 related to amounts they have paid on the Company's behalf. These amounts do not bear interest and have no stated repayment terms.

NOTE 8. - DUE FROM or TO RELATED PARTY

The Company has conducted transactions with a related party, Alternative Cigarettes, Inc. ("AC"). AC is entirely owned by certain shareholders of the Company, including the CEO. AC shares office space and employee services with the Company. During the year ended December 31, 2011 the Company acquired its MAGIC trademark from AC for a purchase price of $22,500; other activity during 2011 and 2010 consisted mainly of repayments and advances. The net amount due from AC amounted to $15,491 as of December 31, 2011 (as compared with the Company owing AC $6,942 as of December 31, 2010). No interest has been accrued or paid on amount due from or to AC and there are no repayment terms.